Other Operating Expenses - Summary of Other Operating Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Other Operating Income Expense [Line Items]
Share based payment expense	$ 39,745	$ 44,716	$ 26,795
Legal and Professional [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Share based payment expense	$ 288	$ 144